Goodwill and Other Intangible Assets -- Amoritization Expense and Amoritization of Other Intangibles (Details) (10-K) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 16	$ 4	$ 5
amortization expense of intangibles periods in table	5 years
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 67
Finite-Lived Intangible Assets, Amortization Expense, Year Two	52
Finite-Lived Intangible Assets, Amortization Expense, Year Three	44
Finite-Lived Intangible Assets, Amortization Expense, Year Four	40
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 38